SUBSEQUENT EVENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date through November 3, 2022. Based upon this review, expect as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On August 9, 2022, the parties to the Original Agreement entered into the First Amended and Restated Business Combination Agreement (the “Amended Agreement”), pursuant to which the Original Agreement was amended and restated in its entirety. (See Note 1 and 6).

In addition, August 9, 2022, DHAC entered into a securities purchase agreement (the “Original PIPE Agreement”), with certain institutional and accredited investors (the “PIPE Investors”), and other agreements related to a PIPE financing consisting of convertible notes and warrants.

Second Amended and Restated Business Combination Agreement. On October 6, 2022, the parties to the Amended Agreement entered into a Second Amended and Restated Business Combination Agreement (the “Business Combination Agreement”), pursuant to which the Amended Agreement was amended and restated in its entirety to make the consideration payable to VSee and iDoc stockholders 100% Company common stock. On November 3, 2022, the parties entered into a First Amendment to the Business Combination Agreement to remove the closing condition that the Company have at least $10 millon in cash proceeds from the transactions at closing.

PIPE Securities Purchase Agreement. On October 6, 2022, in connection with the execution of the Business Combination Agreement, the Company executed an Amended and Restated Securities Purchase Agreement (the “PIPE Securities Purchase Agreement”) dated October 6, 2022 with certain PIPE Investors whereby the PIPE Investors subscribed for and will purchase, and the Company will issue and sell, (i) 8,000 shares of Series A Preferred Stock (“PIPE Shares”) convertible into shares of the Company common stock and (ii) warrants (“Warrants”) exercisable for 424,000 shares of the Company Common Stock (such transactions, the “PIPE Financing”) for aggregate proceeds of at least $8,000,000 (the “Aggregate Closing PIPE Proceeds”). The aggregate closing PIPE proceeds will be a part of the aggregate cash proceeds available for release to the Company, Merger Sub I, and Merger Sub II in connection with the transactions contemplated by the Business Combination Agreement. The PIPE Warrants are exercisable into shares of DHAC Common Stock at a price of $12.50 per share and expire 5 years from the date of issuance. The PIPE Shares are convertible into shares of DHAC Common Stock at a price of $10.00 per share, subject to certain adjustments.

The PIPE Securities Purchase Agreement also provides that at any time after the date of the PIPE Securities Purchase Agreement and including (x) with respect to the PIPE Investors’ right to purchase Additional Offering Securities further to an Additional Offering (as each term is defined below) the earlier to occur of (I) the first anniversary of the date of the PIPE Securities Purchase Agreement and (II) the date of the consummation of one or more Subsequent Placements (as defined in the PIPE Securities Purchase Agreement)

with the PIPE Investors on terms identical to the PIPE Securities Purchase Agreement and the other PIPE Financing documents in all material respects with an aggregate purchase price of at least $10 million (the “Additional Offering”, and the securities thereof, the “Additional Offering Securities”) and (y) with respect to Buyer’s right to participate in a Subsequent Placement other than an Additional Offering the earlier to occur of (I) the initial date after the Closing that no PIPE Shares remain outstanding, and (II) the date of the consummation of a Subsequent Placement by the Company with gross proceeds, paid in cash, of at least $5,000,000, in either case, neither the Company nor any of its subsidiaries shall, directly or indirectly, effect any Subsequent Placement unless the Company shall have first complied with the PIPE Investors’ participation right described herein and set forth in the PIPE Securities Purchase Agreement. With respect to (i) Additional Offerings, DHAC is required to offer 100% of the Additional Offering Securities to the PIPE Investors; and (ii) Subsequent Placements, DHAC is required to offer 25% of the Offered Securities to the PIPE Investors.

PIPE Registration Rights Agreement. In connection with the closing of the transactions contemplated by the PIPE Securities Purchase Agreement, DHAC and the PIPE Investors will enter into the registration rights agreement (the “PIPE Registration Rights Agreement”). The PIPE Registration Rights Agreement provides the PIPE Investors with customary registration rights with respect to the shares of Common Stock underlying the PIPE Shares and PIPE Warrants issued to the PIPE Investors. Pursuant to the Registration Rights Agreement, DHAC will agree to (i) file a registration statement with the SEC for the registration and resale of a number of shares of DHAC Common Stock at least equal to 200% of the sum of the number of shares of DHAC Common Stock issuable upon conversion of the PIPE Shares and upon exercise of the PIPE Warrants (collectively, the “Registrable Securities”) within 30 days after the closing of the PIPE Securities Purchase Agreement; (ii) to use DHAC’s best efforts to have such registration statement to be declared effective as soon as practicable after the filing thereof, but no later than earlier of (a) the 90th calendar day (or 120th calendar day if the SEC notifies the Company that it will “review” the registration statement) and (b) the 2nd business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review and (iii) to use DHAC’s best efforts to maintain the effectiveness of such registration statement with respect to the Registrable Securities at all times until the date all of the securities covered hereby can be sold publicly without restriction or limitation under Rule 144 under the Securities Act.

PIPE Lock-Up Agreement. Pursuant to the PIPE Securities Purchase Agreement, certain of DHAC’s stockholders will enter into a lock-up agreement (the “PIPE Lock-Up Agreement”) with DHAC. Pursuant to the PIPE Lock-Up Agreement, such stockholders will not (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase, make any short sale or otherwise dispose of or agree to dispose of, directly or indirectly, any shares of DHAC Common Stock or Convertible Securities (as defined in the PIPE Securities Purchase Agreement), or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Securities and Exchange Act of 1934, as amended and the rules and regulations of the Securities and Exchange Commission promulgated thereunder with respect to any shares of Common Stock or Convertible Securities owned directly by the PIPE Investors (including holding as a custodian) or with respect to which each PIPE Investor has beneficial ownership within the rules and regulations of the Securities and Exchange Commission (collectively, the “PIPE Investor Shares”), or (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of the PIPE Investor Shares, whether any such transaction described in clause (i) or (ii) above is to be settled by delivery of shares of DHAC Common Stock or other securities, in cash or otherwise, or (iii) make any demand for or exercise any right or cause to be filed a registration statement, including any amendments thereto, with respect to the registration of any shares of DHAC Common Stock or Convertible Securities or (iv) publicly disclose the intention to do any of the foregoing.

Under the PIPE Lock-Up Agreement, the PIPE Lock-Up Period means the period beginning on the date of the Lock-Up Agreement and ending on the earliest of (i) six months after the Closing Date (ii) on the trading day after DHAC’s Common Stock exceeds $12.50 (as adjusted for any stock splits, stock dividends, stock combinations recapitalizations and similar events) for a period twenty consecutive trading days within any thirty consecutive trading day period after the Closing Date or (iii) the date on which DHAC completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of DHAC’s public stockholders having the right to exchange their shares of Common Stock for cash, securities or other property.

Leak-Out Agreement. In connection with the execution of the Business Combination Agreement, DHAC and a certain stockholder of VSee entered into a Leak-Out Agreement, as amended, pursuant to which such stockholder will agree, for a period of time as set forth therein (the “Restricted Period), neither the signing stockholder nor any of its affiliates shall sell, dispose, or transfer (including short sales, swaps, and derivative transactions), DHAC Common Stock held by the signing stockholder on the Closing Date in an amount representing more than 10% of the trading volume of DHAC’s Common Stock as reported by Bloomberg, LP on any date during the Restricted Period.

Bridge Financing. In connection with the execution of the Business Combination Agreement, DHAC, VSee and iDoc entered into a securities purchase agreement with an accredited investor, who is also an investor in our Sponsor, pursuant to which DHAC, VSee and iDoc each issued and sold to such investor 10% original issue discount senior secured promissory notes due October 5, 2023 in the aggregate principal amount of $2,222,222 (the “Bridge Notes”). The Bridge Notes will be assumed by DHAC in connection with the closing of the Business Combination. The Bridge Notes will be assumed by DHAC in connection with the closing of the Business Combination. The Bridge Notes bear guaranteed interest at a rate of 10.00% per annum and are convertible into shares of DHAC common stock under certain conditions described below. In connection with the purchase of the Bridge Notes, DHAC issued the investor (i) 173,913 warrants, each representing the right to purchase one share of DHAC common stock at an initial exercise price of $11.50, subject to certain adjustments (the “Bridge Warrants”) and (ii) 30,000 shares of DHAC common stock as additional consideration for the purchase of the Bridge Notes and Bridge Warrants. If the PIPE Financing closes in connection with the closing of the Business Combination, 110% of all unpaid principal under the Bridge Notes and guaranteed interest of 10% are due and payable at the closing of the PIPE Financing.

Series B Financing. DHAC executed a Securities Purchase Agreement (the “Series B Securities Purchase Agreement”) dated October [●], 2022 with A.G.P. whereby A.G.P. subscribed for and will purchase, and DHAC will issue and sell, at the closing of the Business Combination, 43,700 shares of Series B Preferred Stock (“Series B Shares”) convertible into shares of DHAC common stock. The purchase price for the Series B Shares will be paid by conversion of A.G.P.’s $4,370,000 deferred underwriting fee into such Series B Shares. The Certificate of Designation of the Series B Preferred Stock establishes the terms and conditions of the Series B Preferred Stock. For more information, see “Description of Capital Stock — Series B Preferred Stock.”

Extension Loan. On October 24, 2022, the Sponsor agreed to loan DHAC $350,000 to be used for payment of the fee to extend the termination date of DHAC from November 8, 2022 to February 8, 2023.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.